LICENSE CONTENT ASSETS (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Term of license content asset	2 years	2 years
License content asset - current	$ 420,789	$ 850,263	$ 454,000
License content asset - non current	36,797	365,360	246,280
License content liability	50,250	985,000
License content liability - current	50,250	985,000	454,000
License content liability - non current	0	0	227,000
Payments for license content liabilities	853,500	699,000
Additions to license content liabilities		47,500
Finite-Lived Intangible Asset, Expected Amortization, Remainder of Fiscal Year	56,222
Payable in 2021	19,000	581,000
Payable in 2022	$ 31,250	404,000
License content asset
Impairment of license asset		2,260,799
Additions to license content assets		47,500
Amortization expense		1,362,921	$ 283,187
Useful life	2 years
Amortization expense, 2022	$ 436,346	1,058,773
Amortization expense, 2023	$ 21,240	$ 156,849